Shareholders' Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended
	Sep. 30, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 07, 2014 Subsequent Event [Member] USD ($)	Jan. 07, 2014 Subsequent Event [Member] CNY	Dec. 31, 2013 American Depositary Shares [Member]	Dec. 31, 2012 American Depositary Shares [Member] USD ($)	Dec. 31, 2011 American Depositary Shares [Member]	Dec. 31, 2010 American Depositary Shares [Member]	Dec. 31, 2013 Ordinary Shares [Member]	Dec. 31, 2012 Ordinary Shares [Member]	Dec. 31, 2011 Ordinary Shares [Member]	Dec. 31, 2010 Ordinary Shares [Member]
Shares repurchased and cancelled during the period											1,700,656				5,101,968
Consideration to repurchase shares	$ 6,950	$ 982		$ 1,087	$ 11,416				$ 20,000
Shares repurchased								217,036	1,972,063	316,645		651,108	5,916,189	949,935
Date declared	Aug. 31, 2011					Jan. 07, 2014	Jan. 07, 2014
Amount of dividend paid	$ 8,541					$ 32,361	195,769
Special dividend per ordinary share	$ 0.06	$ 0	$ 0	$ 0		$ 0.24